Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Net Defined Benefit Plan Obligations
The movement on net defined benefit plan obligations was as follows:

	Pension Plans (1)		OPEB (1)		Total (1)

	2023	2022	2023	2022	2023	2022
As of January 1	(397)	(171)	(81)	(96)	(478)	(267)
Plan expense recognized in income statement:	(42)	(54)	(5)	(3)	(47)	(57)
Actuarial (losses) gains	(9)	(173)	9	11	-	(162)
Exchange differences	2	(25)	-	1	2	(24)
Contributions paid	28	26	5	6	33	32
Net plan obligations as of December 31	(418)	(397)	(72)	(81)	(490)	(478)
Net plan surpluses recognized in non-current assets					45	48
Net plan obligations recognized in non-current liabilities					(535)	(526)
(1) Includes amounts for immaterial defined benefit and OPEB plans that are not included in the detailed analysis below.

Summary of Net Surpluses (Obligations) of Material Defined Benefit Plans

	Funded		Unfunded (1)		OPEB		Total

As of December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Present value of plan obligations	(2,606)	(2,502)	(231)	(227)	(50)	(58)	(2,887)	(2,787)
Fair value of plan assets	2,421	2,337	-	-	-	-	2,421	2,337
Net plan obligations	(185)	(165)	(231)	(227)	(50)	(58)	(466)	(450)
Net plan surpluses	39	44	-	-	-	-	39	44
Net plan obligations	(224)	(209)	(231)	(227)	(50)	(58)	(505)	(494)
(1) Unfunded pension plans consist of SERPs.

Disclosure of Present Value of Defined Benefit Obligations
The following summarizes activity in the defined benefit obligation:

Present Value of Defined Benefit Obligations	Funded		Unfunded		OPEB		Total

As of December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Opening defined benefit obligation	(2,502)	(3,658)	(227)	(295)	(58)	(72)	(2,787)	(4,025)
Current service cost	(3)	(35)	(1)	(1)	(1)	(1)	(5)	(37)
Administration fees	(15)	(7)	-	(1)	-	-	(15)	(8)
Interest cost	(126)	(92)	(12)	(8)	(3)	(2)	(141)	(102)
Actuarial (losses) gains from changes in financial assumptions (1)	(88)	1,104	(6)	55	8	11	(86)	1,170
Actuarial gains (losses) from changes in demographic assumptions	37	(32)	-	-	3	-	40	(32)
Experience losses	(19)	(57)	(6)	(1)	(3)	-	(28)	(58)
Contributions by employees	(2)	(2)	-	-	(2)	(2)	(4)	(4)
Benefits paid	142	191	22	22	6	8	170	221
Administration fees disbursements	15	7	-	-	-	-	15	7
Exchange differences	-	115	-	2	-	-	-	117
Other	(45)	(36)	(1)	-	-	-	(46)	(36)
Closing defined benefit obligation	(2,606)	(2,502)	(231)	(227)	(50)	(58)	(2,887)	(2,787)
(1) Losses in 2023 were primarily associated with a decrease in discount rates used to measure the obligation. Gains in 2022 were primarily associated with an increase in discount rates used to measure the obligation.

Defined Benefit Obligation - Other Disclosures
The total closing defined benefit obligation can be further analyzed by participant group and by geography.

As of December 31,	2023	2022	As of December 31,	2023	2022
Active employees	21%	24%	U.S.	70%	72%
Deferred	35%	35%	U.K.	25%	24%
Retirees	44%	41%	Rest of world	5%	4%
Closing defined benefit obligation	100%	100%		100%	100%

Fair Value of Plan Assets
The following summarizes activity in plan assets:

Fair Value of Plan Assets	Funded		Unfunded		OPEB		Total

As of December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Opening fair value of plan assets	2,337	3,790	-	-	-	-	2,337	3,790
Interest income (1)	117	92	-	-	-	-	117	92
Return on plan assets excluding amounts included in interest income (2)	70	(1,244)	-	-	-	-	70	(1,244)
Contributions by employer	6	4	22	22	4	6	32	32
Contributions by employees	2	2	-	-	2	2	4	4
Benefits paid	(142)	(191)	(22)	(22)	(6)	(8)	(170)	(221)
Administration fees disbursements	(15)	(7)	-	-	-	-	(15)	(7)
Exchange differences	46	(146)	-	-	-	-	46	(146)
Other	-	37	-	-	-	-	-	37
Closing fair value of plan assets	2,421	2,337	-	-	-	-	2,421	2,337
(1) Interest income is calculated using the discount rate for the period.
(2) Return on plan assets represents the difference between the actual return on plan assets and the interest income computed using the discount rate.

Summary of Major Categories of Plan Assets for Funded Plans

	Quoted (1)		Unquoted		Total

As of December 31,	2023	2022 )	2023	2022	2023	2022
Equities (2)	-	134	507	266	507	400
Bonds (3)
Corporate	-	-	575	764	575	764
Government	-	-	333	349	333	349
Other fixed income	-	-	258	255	258	255
Total Bonds	-	-	1,166	1,368	1,166	1,368
Multi-asset (4)	-	-	131	138	131	138
Derivatives	-	-	242	172	242	172
Cash and cash equivalents	51	45	220	175	271	220
Other	3	6	101	33	104	39
Total	54	185	2,367	2,152	2,421	2,337
(1) Asset valuation based on Level 1 evidence under the fair value hierarchy: quoted prices (unadjusted) in active markets for identical assets or liabilities.
(2) Equities include direct shareholdings and funds focused on equity strategies.
(3) Bonds include direct credit holdings and funds focused on fixed income strategies. Within this grouping, Government includes debt issued by national, state and local government agencies and Other fixed income includes blended Corporate/Government credit strategies.
(4) Multi-asset includes funds that invest in a range of asset classes.

Summary of Weighted-Average Actuarial Assumptions

	Funded		Unfunded		OPEB

As of December 31,	2023	2022	2023	2022	2023	2022
Discount rate	4.86%	5.18%	5.06%	5.37%	4.95%	5.30%
Inflation assumption	2.95%	3.13%	2.70%	2.70%	-	-
Rate of increase in pension payments	2.87%	2.96%	2.76%	2.76%	-	-
Medical cost trend	-	-	-	-	7.00%	7.30%

Summary of Life Expectation in Years of an Average Plan Participant
The following table illustrates the life expectation in years of an average plan participant retiring at age 65 as of December 31, 2023 and 2022 and a plan participant at age 40 as of December 31, 2023 and 2022 retiring 25 years later at age 65 under the mortality assumptions used.

December 31, 2023	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2023 at age 65	22	23
Employee age 40 as of December 31, 2023 retiring at age 65	24	25

December 31, 2022	Life Expectation in Years

	Male	Female
Employee retiring as of December 31, 2022 at age 65	22	23
Employee age 40 as of December 31, 2022 retiring at age 65	24	25

Defined Benefit Plan Expense
Defined benefit plan expense (income) for material defined benefit plans for years ended December 31, 2023 and 2022 was as follows:

Income Statement (1)	Funded		Unfunded		OPEB		Total

Year ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Current service cost	3	35	1	1	1	1	5	37
Net interest cost	9	-	12	8	3	2	24	10
Administration fees	15	7	-	1	-	-	15	8
Defined benefit plan expense	27	42	13	10	4	3	44	55
(1) Current service cost and administration fees are included in the “Post-employment benefits” component of “Operating expenses” as set out in note 5. Net interest cost is reported in “Finance costs, net” as set out in note 8.

Summary of Amounts Recognized in Other Comprehensive Loss (Income) for Material Defined Benefit Plans
The following summarizes amounts recognized in other comprehensive loss (income) for material defined benefit plans:

Other Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total

Year ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022
Remeasurement losses (gains) on defined benefit obligation:
Due to financial assumption changes	88	(1,104)	6	(55)	(8)	(10)	86	(1,169)
Due to demographic assumption changes	(37)	32	-	-	(3)	-	(40)	32
Due to experience	19	57	6	1	3	-	28	58
Return on plan assets greater than discount rate	(70)	1,244	-	-	-	-	(70)	1,244
Total recognized in other comprehensive loss (income) before taxation	-	229	12	(54)	(8)	(10)	4	165

Accumulated Comprehensive Loss (Income)	Funded		Unfunded		OPEB		Total

	2023	2022	2023	2022	2023	2022	2023	2022
Balance of accumulated comprehensive loss (income) as of January 1	1,317	1,088	44	98	(114)	(104)	1,247	1,082
Net actuarial losses (gains) recognized in the year	-	229	12	(54)	(8)	(10)	4	165
Total accumulated comprehensive loss (income) as of December 31,	1,317	1,317	56	44	(122)	(114)	1,251	1,247